Revenues - Disaggregation by timing of recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenue	$ 57,775	$ 56,314	$ 43,633
Services transferred over time
Revenues
Total revenue	5,453	4,590	3,217
Goods transferred at a point in time
Revenues
Total revenue	$ 52,322	$ 51,724	$ 40,416